SHARE-BASED COMPENSATION - Share based compensation expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 2,131,758	$ 2,030,335
Research and development expenses
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	1,373,432	1,393,980
Administrative expenses
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 758,326	$ 636,355